Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
AB inBev [member]
Statement [LineItems]
Summary of Weighted Average Fair Value of Options and Assumptions

The weighted average fair value of the options and assumptions used in applying the AB InBev option pricing model for the 2018 grants of awards described above are as follows:

Amounts in US dollar unless otherwise indicated[1]	2018	2017	2016
Fair value of options granted	16.92	19.94	17.40
Share price	98.66	117.77	103.77
Exercise price	98.66	117.77	103.77
Expected volatility	23%	23%	24%
Expected dividends	3.00%	3.00%	3.00%
Risk-free interest rate	0.39%	0.72%	0.54%

Summary of Number of Options Outstanding

The total number of outstanding AB InBev options developed as follows:

Million options	2018	2017	2016
Options outstanding at 1 January	93.0	64.9	47.6
Options issued during the year	5.2	35.0	20.4
Options exercised during the year	(1.7)	(3.0)	(2.2)
Options forfeited during the year	(4.0)	(3.9)	(0.9)

Options outstanding at the end of December	92.6	93.0	64.9

Summary of Weighted Average Exercise Price of Options

The weighted average exercise price of the AB InBev options is as follows:

Amounts in US dollar[1]	2018	2017	2016
Options outstanding at 1 January	98.32	76.25	64.50
Granted during the year	104.77	117.24	104.71
Exercised during the year	44.96	38.94	32.45
Forfeited during the year	113.19	108.26	88.68
Outstanding at the end of December	94.74	98.32	76.25
Exercisable at the end of December	21.40	59.66	40.62

[1]	Amounts have been converted to US dollar at the closing rate of the respective period.

AB inBev [member] | Restricted Stock Units [member]
Statement [LineItems]
Summary of Number of Outstanding Deferred and Restricted stock Units

The total number of outstanding AB InBev restricted stock units developed as follows:

Million restricted stock units	2018	2017	2016
Restricted stock units outstanding at 1 January	5.4	5.8	5.6
Restricted stock units issued during the year	2.3	0.7	1.4
Restricted stock units exercised during the year	(0.5)	(0.7)	(1.1)
Restricted stock units forfeited during the year	(1.2)	(0.4)	(0.1)

Restricted stock units outstanding at the end of December	6.0	5.4	5.8

Ambev [member]
Statement [LineItems]
Summary of Weighted Average Fair Value of Options and Assumptions

The weighted fair value of the options and assumptions used in applying a binomial option pricing model for the 2018 Ambev grants are as follows:

Amounts in US dollar unless otherwise indicated[1]	2018	2017	2016
Fair value of options granted	1.47	1.97	1.90
Share price	4.66	5.99	5.27
Exercise price	4.66	5.99	5.27
Expected volatility	26%	27%	27%
Expected dividends	0.00% - 5.00%	0.00% - 5.00%	0.00% - 5.00%
Risk-free interest rate	9.6%	10.10%	12.40%

Summary of Number of Options Outstanding

The total number of outstanding Ambev options developed as follows:

Million options	2018	2017	2016
Options outstanding at 1 January	135.2	131.3	121.7
Options issued during the year	19.9	20.4	24.8
Options exercised during the year	(10.0)	(13.5)	(11.6)
Options forfeited during the year	(3.8)	(2.9)	(3.7)

Options outstanding at the end of December	141.3	135.2	131.3

Summary of Weighted Average Exercise Price of Options

The weighted average exercise price of the Ambev options is as follows:

Amounts in US dollar[1]	2018	2017	2016
Options outstanding at 1 January	3.94	4.19	3.17
Granted during the year	4.66	5.99	5.27
Exercised during the year	1.93	1.76	0.77
Forfeited during the year	4.79	5.41	3.94
Outstanding at the end of December	4.17	4.92	4.26
Exercisable at the end of December	0.58	1.14	1.12

[1]	Amounts have been converted to US dollar at the closing rate of the respective period.

Ambev [member] | Restricted Stock Units [member]
Statement [LineItems]
Summary of Number of Outstanding Deferred and Restricted stock Units

The total number of outstanding Ambev deferred and restricted stock units developed as follows:

Million restricted stock units	2018	2017	2016
Restricted stock units outstanding at 1 January	16.3	19.3	19.1
Restricted stock units issued during the year	13.5	0.8	7.3
Restricted stock units exercised during the year	(3.7)	(2.9)	(6.1)
Restricted stock units forfeited during the year	(1.1)	(0.9)	(1.0)

Restricted stock units outstanding at the end of December	25.0	16.3	19.3